Item 1. Report to Shareholders

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              6 Months                Year            11/30/00
                                 Ended               Ended             Through
                               4/30/03            10/31/02            10/31/01
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
  of period                  $   10.69           $   10.63           $   10.00

Investment activities

  Net investment
  income (loss)                   0.21                0.51                0.55

  Net realized and
  unrealized gain (loss)          0.23                0.07                0.63

  Total from
  investment activities           0.44                0.58                1.18

Distributions
  Net investment income          (0.23)              (0.52)              (0.55)

  Net realized gain              (0.03)               --                  --

  Total distributions            (0.26)              (0.52)              (0.55)


NET ASSET VALUE
End of period                $   10.87           $   10.69           $   10.63
                             ---------------------------------------------------

Ratios/Supplemental Data
Total return^                     4.17%               5.69%              12.11%

Ratio of total expenses to
average net assets                0.30%!              0.30%               0.30%!

Ratio of net investment
income (loss) to average
net assets                        3.92%!              4.81%               5.74%!

Portfolio turnover rate         158.5%!             140.4%               83.9%!

Net assets, end of period
(in thousands)               $  97,491           $  81,028           $  48,814


^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands

  CORPORATE BONDS AND NOTES  25.5%

  Aerospace & Defense  0.5%

  Boeing Capital,
  Sr. Notes, 6.10%, 3/1/11                 $            50      $            53

  Boeing Company,
  Sr. Notes, 6.125%, 2/15/33                            50                   49

  Lockheed Martin

  Sr. Notes

     7.75%, 5/1/26                                      50                   62

     8.50%, 12/1/29                                    100                  133

  Northrop Grumman,
     Sr. Notes, 7.125%, 2/15/11                        200                  234

                                                                            531

  Airlines  0.1%

  Southwest Airlines,
  Sr. Notes, 6.50%, 3/1/12                              85                   90

                                                                             90

  Automobiles and Related  1.7%

  DaimlerChrysler

    Sr. Notes
     6.40%, 5/15/06                                    100                  109

     7.25%, 1/18/06                                    100                  110

     8.50%, 1/18/31                                    100                  126

  Delphi, Sr. Notes, 6.55%, 6/15/06                    100                  108

  Ford Motor Credit

    Sr. Notes
     6.50%, 1/25/07                                    300                  307

     6.625%, 6/30/03                                   200                  201

     7.20%, 6/15/07                                    100                  104

  General Motors

  Sr. Notes
     7.00%, 6/15/03                                    100                  100

     7.20%, 1/15/11                                    100                  102

  General Motors Acceptance Corp.

  Sr. Notes
     6.125%, 8/28/07                                    80                   83

     6.75%, 1/15/06                                    200                  211

     8.00%, 11/1/31                                    100                  104

                                                                          1,665

  Banking  3.6%

  Abbey National, Sr. Sub. Notes,
     6.69%, 10/17/05                       $           100      $           110

  ABN Amro Bank, Sr. Sub. Notes,
     7.125%, 6/18/07                                   100                  116

  Banc One, Sr. Sub. Notes,
     7.00%, 7/15/05                                    100                  111

  Bank of America

   Sr. Notes
     4.875%, 9/15/12                                   100                  103

     7.875%, 5/16/05                                   100                  112

     Sr. Sub. Notes, 7.40%, 1/15/11                    100                  119

  Bank One

     MTN, 3.70%, 1/15/08                               100                  102

     Sr. Notes, 5.50%, 3/26/07                         150                  164

  BB&T, Sr. Sub. Notes, 4.75%, 10/1/12                  95                   97

  Citigroup, Sr. Sub. Notes, 7.25%, 10/1/10            200                  236

  Comerica Bank, Sr. Sub. Notes,
     VR, 7.65%, 8/15/02                                200                  212

  First Union, Sr. Notes, 7.55%, 8/18/05               100                  113

  First Union National Bank,
     Sr. Sub. Notes, 5.80%, 12/1/08                    100                  110

  HSBC Holdings, Sr. Sub. Notes,
     7.50%, 7/15/09                                    100                  120

  JP Morgan Chase, Sr. Notes,
     5.25%, 5/30/07                                    100                  108

  Marshall & Ilsley Bank,
     Sr. Sub. Notes, 5.25%, 9/4/12                      20                   21

  MBNA America Bank, Sr. Notes,
     6.50%, 6/20/06                                    100                  108

  Mellon Financial, Sr. Notes,
     5.75%, 11/15/03                                   100                  102

  National City, Sr. Sub. Notes,
     5.75%, 2/1/09                                     100                  108

  North Fork Bancorporation,
     Sr. Sub. Notes, 5.875%, 8/15/12                    25                   28

  PNC Funding, Sr. Notes, 5.75%, 8/1/06                125                  137

  Regions Financial, Sr. Sub. Notes,
     6.375%, 5/15/12                                   100                  114

  Royal Bank of Scotland Group,
     Sr. Notes, 5.00%, 10/1/14                         125                  129

  Sovereign Bank, Sr. Sub. Notes,
     5.125%, 3/15/13                                   120                  120

  Suntrust Bank, 5.45%, 12/1/17                        125                  134

  Synovus Financial,
   Sr. Sub. Notes, 144A
     4.875%, 2/15/13                                    90                   92

  U.S. Bancorp, Sr. Sub. Notes,
     6.375%, 8/1/11                                    150                  171

  Wachovia Bank, Sr. Notes,
     4.85%, 7/30/07                                     85                   91

  Wells Fargo
     Sr. Notes
     5.25%, 12/1/07                                    100                  109

     Sr. Sub. Notes
     5.125%, 9/1/12                                    100                  105

                                                                          3,502

  Beverages  0.4%

  Anheuser-Busch, Sr. Notes,
     7.55%, 10/1/30                        $           100      $           128

  Bottling Group, Sr. Notes,
     144A, 4.625%, 11/15/12                            100                  101

  Coca Cola Enterprises, Sr. Notes,
     5.375%, 8/15/06                                   150                  163

                                                                            392

  Broadcasting  0.3%

  AOL Time Warner, Sr. Notes,
     7.625%, 4/15/31                                   300                  332


                                                                            332

  Cable Operators  0.5%

  Clear Channel Communications

   Sr. Notes
     7.25%, 9/15/03                                    100                  102

     7.65%, 9/15/10                                     75                   88

  Comcast Cable Communications, Sr. Notes,
     6.75%, 1/30/11                                    100                  111

  Cox Communications

   Sr. Notes
     6.75%, 3/15/11                                    100                  112

     7.75%, 8/15/06                                     50                   57

                                                                            470

  Computer Service & Software  0.2%

  IBM

   Sr. Notes
     4.25%, 9/15/09                                    100                  104

     8.375%, 11/1/19                                   100                  131

                                                                            235

  Conglomerates  0.2%

  Tyco International, Sr. Notes,
     6.25%, 6/15/13                                    100                  100

  United Technologies, Sr. Notes,
     4.875%, 11/1/06                                   125                  134

                                                                            234

  Department Stores  0.1%

  May Department Stores, Sr. Notes,
     7.15%, 8/15/04                                    100                  106


                                                                            106

  Diversified Chemicals  0.5%

  Dow Chemical, Sr. Notes,
     7.00%, 8/15/05                                    150                  164

  Du Pont, Sr. Notes,
     6.75%, 10/15/04                                   200                  214

  Praxair, Sr. Notes,
     6.375%, 4/1/12                                    100                  112

  Drugs  0.2%

  American Home Products,
     Sr. Notes, 7.90%, 2/15/05             $           100      $           110

  Bristol-Myers Squibb,
     Sr. Notes, 5.75%, 10/1/11                         100                  108

                                                                            218
  Electric Utilities  3.2%
  Alabama Power, Sr. Notes,
     5.50%, 10/15/17                                   100                  106

  Allegheny Energy Supply,
   Sr. Notes, 144A, STEP
     8.75%, 10/15/03                                    80                   71

  Centerpoint Energy Houston Electric,
   1st Mtg., 144A
     6.95%, 3/15/33                                    100                  112

  Cincinnati Gas & Electric,
     Sr. Notes, 5.70%, 9/15/12                          75                   80

  Cleveland Electric Illuminating,
     1st Mtg., 7.88%, 11/1/17                          100                  122

  Consolidated Edison,
     Sr. Notes, 7.50%, 9/1/10                          100                  119

  Constellation Energy Group,
     Sr. Notes, 6.35%, 4/1/07                          100                  111

  Consumers Energy Company,
     1st Mtg., 144A, 4.25%, 4/15/08                     80                   81

  Energy East, Sr. Notes,
     5.75%, 11/15/06                                    40                   43

  Entergy Gulf States,
     1st Mtg., 144A, 5.20%, 12/3/07                     95                   97

  Exelon Generation,
     Sr. Notes, 6.95%, 6/15/11                         200                  228

  FirstEnergy, Sr. Notes,
     7.375%, 11/15/31                                  200                  219

  Korea Electric Power,
     Sr. Notes, 144A, 4.25%, 9/12/07                   100                   99

  Mirant Americas Generation,
     Sr. Notes, 8.30%, 5/1/11                           25                   18

  National Rural Utilities,
     6.00%, 5/15/06                                    100                  110

  Niagara Mohawk Power,
     1st Mtg., 8.00%, 6/1/04                           100                  105

  Oncor Electric Delivery,
     Sr. Notes, 144A, 7.25%, 1/15/33                   100                  114

  Pepco Holdings, Sr. Notes,
     3.75%, 2/15/06                                    100                  102

  Pinnacle West Capital,
     Sr. Notes, 6.40%, 4/1/06                          100                  107

  PPL Electric Utilities,
     1st Mtg., 5.875%, 8/15/07                         130                  143

  PPL Energy, Sr. Notes,
     6.40%, 11/1/11                                     50                   54

  Progress Energy, Sr. Notes,
     7.10%, 3/1/11                                     100                  115

  PSEG Power, Sr. Notes,
     8.625%, 4/15/31                                   200                  261

  Public Service Company of Colorado,
     1st Mtg., 7.875%, 10/1/12                         150                  183

  Sempra Energy, Sr. Notes,
     6.00%, 2/1/13                                     120                  125

  TXU Energy Company,
   Sr. Notes, 144A,
     7.00%, 3/15/13                                     50                   56

  Virginia Electric & Power, Sr. Notes,
     5.75%, 3/31/06                                    100                  109

                                                                          3,090

  Entertainment and Leisure  0.2%

  Viacom

   Sr. Notes
     5.625%, 8/15/12                       $            65      $            70

     7.70%, 7/30/10                                    100                  120

                                                                            190

  Exploration and Production  0.3%

  Anadarko Petroleum, Sr. Notes,
     5.375%, 3/1/07                                    100                  108

  Canadian Natural Resources, Sr. Notes,
     7.20%, 1/15/32                                    100                  119

  EOG Resources, Sr. Notes,
     6.00%, 12/15/08                                   100                  109

                                                                            336

  Finance and Credit  1.5%

  CIT Group, Sr. Notes, 7.75%, 4/2/12                   80                   92

  Commercial Credit Group,
     Sr. Notes, 6.75%, 7/1/07                          150                  169

  Countrywide Home Loan,
     Sr. Notes, 5.50%, 8/1/06                          250                  270

  General Electric Capital

     MTN, 4.25%, 1/15/08                               100                  104

     Sr. Notes, 7.25%, 2/1/05                          100                  109

     Sr. Notes, 7.25%, 5/3/04                          100                  106

  Heller Financial, Sr. Notes,
     7.875%, 5/15/03                                   100                  100

  Household Finance Corporation, Sr. Notes,
     5.75%, 1/30/07                                    150                  163

  International Lease Finance, Sr. Notes,
     6.375%, 3/15/09                                   100                  108

  Norwest Financial, Sr. Notes,
     7.60%, 5/3/05                                     100                  111

  Wells Fargo Financial, Sr. Notes,
     5.50%, 8/1/12                                     100                  109

                                                                          1,441

  Food Processing  0.5%

  General Mills, Sr. Notes,
     5.125%, 2/15/07                                   100                  107

  Kellogg Company, Series B,
     7.45%, 4/1/31                                     100                  122

  Kraft Foods, Sr. Notes,
     6.50%, 11/1/31                                    100                  107

  Unilever Capital, Sr. Notes,
     6.875%, 11/1/05                                   100                  112

                                                                            448

  Food/Tobacco  0.2%

  Philip Morris, Sr. Notes,
     7.00%, 7/15/05                                     50                   51

  UST, Sr. Notes, 6.625%, 7/15/12                      100                  112

                                                                            163


  Gas & Gas Transmission  0.2%

  Duke Capital, Sr. Notes,
     6.25%, 2/15/13                                    100                  104

  Kinder Morgan, Sr. Notes,
     6.50%, 9/1/12                                     100                  112

  Insurance  1.4%

  AFLAC, Sr. Notes,
     6.50%, 4/15/09                        $           200      $           227

  Allstate, Sr. Notes,
     6.125%, 12/15/32                                  150                  158


  American General,
     Sr. Notes, 7.50%, 8/11/10                         100                  120

  GE Global Insurance,
     Sr. Notes, 7.75%, 6/15/30                         100                  117

  John Hancock Financial Services,
     Sr. Notes, 5.625%, 12/1/08                        100                  108

  Lincoln National,
     Sr. Notes, 5.25%, 6/15/07                         200                  213

  Marsh & Mclennan Companies,
     Sr. Notes, 3.625%, 2/15/08                         40                   41

  Principal Life Global, 144A,
     5.25%, 1/15/13                                    100                  103

  St. Paul Companies, Sr. Notes,
     5.75%, 3/15/07                                     50                   53

  Travelers Property Casualty,
   Sr. Notes, 144A
     5.00%, 3/15/13                                    100                  101

  XL Capital Finance, Sr. Notes,
     6.50%, 1/15/12                                    100                  110

                                                                          1,351

  Investment Dealers  1.2%

  Bear Stearns, Sr. Notes,
     3.00%, 3/30/06                                    100                  102

  Franklin Resources, Sr. Notes,
     3.70%, 4/15/08                                     20                   20

  Goldman Sachs Group
   Sr. Notes
     4.125%, 1/15/08                                    85                   88

     6.125%, 2/15/33                                    50                   51

     6.60%, 1/15/12                                    200                  225

  Lehman Brothers

     Sr. Notes, 6.625%, 1/18/12                        100                  113

     Sr. Sub. Notes, 7.625%, 6/1/06                    100                  113

  Morgan Stanley

   Sr. Notes
     5.80%, 4/1/07                                     250                  274

     6.60%, 4/1/12                                     150                  170

                                                                          1,156

  Long Distance  0.7%

  AT&T Broadband, Sr. Notes,
     8.375%, 3/15/13                                   316                  384

  AT&T Corp.
   Sr. Notes
     6.00%, 3/15/09                                      1                    1


  STEP, 8.50%, 3/15/09                                 100                  111

  Sprint Capital, Sr. Notes,
     7.625%, 1/30/11                                   150                  159

  Manufacturing  0.6%

  Caterpillar Financial Services,
     Sr. Notes, 4.875%, 6/15/07            $           150      $           160

  Dover, Sr. Notes, 6.50%, 2/15/11                     100                  114

  Honeywell International,
     Sr. Notes, 6.875%, 10/3/05                        100                  111

  John Deere Capital

   Sr. Notes
     3.90%, 1/15/08                                     50                   51

     4.50%, 8/22/07                                    150                  157

                                                                            593

  Media and Communications  0.5%

  Belo Corporation, Sr. Notes,
     7.125%, 6/1/07                                    150                  166

  News America

   Sr. Notes
     6.75%, 1/9/38                                     150                  165

     7.25%, 5/18/18                                    100                  114

                                                                            445

  Metals  0.2%

  Alcan Aluminum, Sr. Notes,
     4.875%, 9/15/12                                   100                  103

  Alcoa, Sr. Notes,
     5.375%, 1/15/13                                   120                  127

                                                                            230

  Metals and Mining  0.2%

  Inco Limited, Sr. Notes,
     7.75%, 5/15/12                                    100                  116

  Placer Dome, 144A,
     6.375%, 3/1/33                                    100                  101

                                                                            217

  Miscellaneous Consumer Products   0.5%

  Colgate Palmolive, Sr. Notes,
     5.98%, 4/25/12                                    100                  112

  Gillette
   Sr. Notes
     3.50%, 10/15/07                                    50                   50

     4.00%, 6/30/05                                    100                  105

  Newell Rubbermaid, Sr. Notes,
     4.625%, 12/15/09                                   35                   35

  Procter & Gamble, Sr. Notes,
     4.75%, 6/15/07                                    150                  161

                                                                            463

  Oil Field Services  0.2%

  Baker Hughes, Sr. Notes,
     6.00%, 2/15/09                                    150                  166

  Paper and Paper Products  0.3%

  Abitibi Consolidated,
     Sr. Notes, 6.95%, 12/15/06            $           100      $           104


  Weyerhaeuser, Sr. Notes,
     6.75%, 3/15/12                                    200                  224


                                                                            328

  Petroleum  1.1%

  Amerada Hess, Sr. Notes,
     6.65%, 8/15/11                                    200                  224


  BP Capital Markets,
     Sr. Notes, 2.35%, 6/15/06                         100                  101

  ChevronTexaco Capital,

     Sr. Notes, 3.50%, 9/17/07                          50                   51

  Conoco, Sr. Notes,
     5.90%, 4/15/04                                    100                  104

  ConocoPhillips, Sr. Notes,
     5.90%, 10/15/32                                   100                  104

  Devon Financing, Sr. Notes,
     6.875%, 9/30/11                                   200                  230

  Pemex Finance, 9.14%, 8/15/04                         60                   63

  Pemex Project Funding Master Trust
     Sr. Notes, 7.375%, 12/15/14                       100                  108

  Petrobras International,
     Sr. Notes, 9.875%, 5/9/08                          45                   46

                                                                          1,031

  Railroads  0.6%

  Canadian National Railway,
     Sr. Notes, 4.40%, 3/15/13                          95                   93

  CSX, Sr. Notes, 7.25%, 5/1/04                        100                  106

  Norfolk Southern

  Sr. Notes
     7.25%, 2/15/31                                    100                  116

     8.375%, 5/15/05                                   100                  112

  Union Pacific
   Sr. Notes
     5.75%, 10/15/07                                   100                  109

     6.65%, 1/15/11                                     50                   57

                                                                            593

  Real Estate  0.3%

  EOP Operating, REIT,
     7.75%, 11/15/07                                   100                  115

  Simon Debartolo, REIT,
     6.875%, 11/15/06                                  100                  109

  Simon Property, REIT,
     7.375%, 1/20/06                                   100                  109

                                                                            333

  Retail  0.3%

  Limited Brands, 144A, 6.95%, 3/1/33                  100                  105

  Target, Sr. Notes, 5.875%, 3/1/12                    100                  110

  Wal-Mart, Sr. Notes, 6.875%, 8/10/09                 100                  118

  Savings and Loan  0.3%

  Washington Mutual

  Sr. Notes, 5.625%, 1/15/07               $           110      $           119

  Sr. Sub. Notes, 8.25%, 4/1/10                        100                  121

                                                                            240

  Specialty Chemicals  0.1%

  Chevron Phillips Chemical, Sr. Notes,
  5.375%, 6/15/07                                      100                  106

                                                                            106

  Supermarkets  0.3%

  Delhaize America, Sr. Notes,
     8.125%, 4/15/11                                    50                   53

  Fred Meyer, Sr. Notes,
     7.375%, 3/1/05                                    100                  108

  Kroger, Sr. Notes,
     7.625%, 9/15/06                                   100                  113

                                                                            274

  Telephones  1.8%

  Bellsouth, Sr. Notes,
     5.00%, 10/15/06                                   100                  108

  Bellsouth Capital Funding,
     Sr. Notes, 7.875%, 2/15/30                        100                  129

  British Telecommunications
   Sr. Notes
     8.875%, 12/15/30                                  100                  132

     STEP, 7.875%, 12/15/05                            150                  170

  Deutsche Telekom International Finance

   Sr. Notes
     8.25%, 6/15/05                                    100                  111

     8.50%, 6/15/10                                    100                  120


  France Telecom, Sr. Notes,
     VR, 9.25%, 3/1/11                                 200                  244

  Royal KPN, Sr. Notes,
     8.00%, 10/1/10                                    150                  180

  SBC Communications, Sr. Notes,
     5.75%, 5/2/06                                     100                  109

  Verizon Florida, Sr. Notes,
     6.125%, 1/15/13                                   100                  111

  Verizon Global Funding

   Sr. Notes
     4.00%, 1/15/08                                    100                  102

     7.25%, 12/1/10                                    100                  117

     7.75%, 12/1/30                                    100                  123

                                                                          1,756


  Transportation 0.2%

  Fedex Corporation, Sr. Notes,
     6.875%, 2/15/06                                   144                  156

  Wireless Communications  0.2%

  AT&T Wireless Services,
     Sr. Notes, 7.35%, 3/1/06              $           100      $           111

  Vodafone Group, Sr. Notes,
     5.375%, 1/30/15                                   100                  104

                                                                            215

  Wireline Communications  0.1%

  Telefonica Europe, Sr. Notes,
     7.35%, 9/15/05                                    100                  111

                                                                            111

  Total Corporate Bonds
  and Notes (Cost $23,235)                                               24,901


  FOREIGN GOVERNMENT OBLIGATIONS/

  AGENCIES  3.1%

  Canadian Government and Municipalities  1.1%

  Export Development,
     2.75%, 12/12/05                                   100                  102

  Government of Canada,
     6.75%, 8/28/06                                    100                  114

  Hydro-Quebec,
     7.50%, 4/1/16                                     100                  125

  Ontario Province
     3.50%, 9/17/07                                    100                  102

     6.00%, 2/21/06                                    100                  111

  Province of Manitoba
     4.25%, 11/20/06                                   100                  106

     7.50%, 2/22/10                                    100                  125

  Quebec Province
     7.00%, 1/30/07                                    100                  115

     7.50%, 9/15/29                                    100                  130

                                                                          1,030

Foreign Government and Municipalities
(Excluding Canadian)  2.0%

  Asian Development Bank, 4.875%, 2/5/07               100                  108

  European Investment Bank
     4.00%, 8/30/05                                    100                  104

     4.75%, 4/26/04                                    100                  104

  Int'l Bank for Recon. & Development
     5.00%, 3/28/06                                    100                  108

     6.625%, 8/21/06                                   100                  113

  Inter-American Development Bank
     6.375%, 10/22/07                                  100                  114

     7.375%, 1/15/10                                   100                  123

  KFW International Finance
     2.50%, 10/17/05                                   100                  101

     4.75%, 1/24/07                                    100                  108

  Petroleos Mexicanos, 6.50%, 2/1/05       $           100      $           106

  Republic of Chile, 5.50%, 1/15/13                     80                   82

  Republic of Italy
     3.625%, 9/14/07                                   100                  103

     7.25%, 2/7/05                                     100                  110

  Republic of South Korea, 8.875%, 4/15/08             100                  122

  United Mexican States
     6.375%, 1/16/13                                   100                  105

     7.50%, 1/14/12                                    100                  113

     9.875%, 2/1/10                                    100                  128

     11.375%, 9/15/16                                  100                  143

                                                                          1,995

  Total Foreign Government
  Obligations/Agencies (Cost $2,808)                                      3,025


  ASSET-BACKED SECURITIES  1.5%

  Auto-Backed  0.1%

  Toyota Auto Receivables Owner Trust,
    Series 2000-B, Class A4
     6.80%, 4/15/07                                    100                  104

                                                                            104

  Credit Card-Backed  1.1%

  American Express, Series 2000-1,
     Class A, 7.20%, 9/17/07                           100                  110

  Bank One Issuance Trust,
   Series 2002-A4, Class A4
     2.94%, 6/16/08                                    250                  255

  Chemical Master Credit Card Trust,
   Series 1996-2, Class A
     5.98%, 9/15/08                                    100                  104

  Citibank Credit Card Master Trust,
   Series 1998-2, Class A
     6.05%, 1/15/10                                    100                  111

  MBNA Credit Card Master Trust,
     Series 2001, Class AA
     5.75%, 10/15/08                                   100                  109

  MBNA Master Credit Card Trust II
   Series 1997-1, Class A,
     6.55%, 1/15/07                                    160                  170

   Series 2000-D, Class C,
     144A, 8.40%, 9/15/09                              100                  114

  Sears Credit Account Master Trust,
  Series 1998-2, 5.25%, 10/16/08                        75                   77

                                                                          1,050

  Stranded Asset  0.3%

  Reliant Energy Transition Bond,
   Series 2001-1, Class A2
     4.76%, 9/15/09                                    250                  266

                                                                            266

  Total Asset-Backed
  Securities (Cost $1,366)                                                1,420

  NON-U.S. GOVERNMENT MORTGAGE-BACKED

  SECURITIES  2.5%

  Commercial Mortgage-Backed  2.5%

  Banc of America Commercial Mortgage,

  CMO, 4.65%, 9/11/36                      $           500      $           506

  Bear Stearns, CMO, 4.83%, 8/15/38                    350                  360

  GE Capital Commercial Mortgage, CMO
     6.079%, 10/15/10                                   88                   96

     6.531%, 5/15/33                                   400                  458

  JP Morgan Chase, CMO
     6.26%, 3/15/33                                    125                  140

     6.507%, 10/15/35                                  250                  283

     7.371%, 8/15/32                                   125                  148

  Morgan Stanley Dean Witter Capital,
     CMO, 5.98%, 1/15/39                               200                  222

  Salomon Brothers Mortgage Securities VII,
     CMO, 6.23%, 12/18/35                              250                  279

  Total Non-U.S. Government
  Mortgage-Backed Securities (Cost $2,342)                                2,492


  U.S. GOVERNMENT MORTGAGE-BACKED

  SECURITIES  33.7%

  U.S. Government Agency Obligations 25.0%

  Federal Home Loan Mortgage
     6.00%, 12/1/13                                    193                  203

     6.50%, 4/1/16                                     118                  125

     7.50%, 4/1/15                                      36                   39

   TBA
     5.50%, 1/1 - 1/18/18                            1,445                1,485

     6.50%, 1/1/33                                   2,174                2,277

     7.00%, 1/1/33                                     658                  694

  Federal National Mortgage Assn.

     5.00%, 12/1/08                                    184                  190

     5.50%, 5/1/14 - 5/1/16                            201                  210

     6.00%, 3/1/17 - 1/1/18                          2,307                2,419

     6.50%, 4/1/15 - 12/1/32                         6,646                6,980

     7.00%, 7/1/10 - 7/1/32                          2,147                2,277

     7.50%, 10/1/25 - 4/1/31                           540                  576

     8.00%, 3/1/31                                     132                  143

   TBA
     5.00%, 5/1/14 - 10/1/16               $         1,500      $         1,513

     5.50%, 2/1/17                                   2,250                2,311


     6.00%, 1/1/18                                   2,778                2,882

                                                                         24,324

  U.S. Government Guaranteed Obligations 8.7%

  Government National Mortgage Assn.
     6.00%, 7/15/16 - 12/15/28                         636                  670

     6.50%, 12/15/25 - 3/15/31                         297                  313

     7.00%, 12/15/28 - 6/15/31                         500                  531

     7.50%, 1/15/22 - 1/15/32                          712                  762

     8.00%, 1/15/26                                    186                  203

   Midget, I

     5.50%, 7/15/14 - 2/15/18                        1,046                1,098

     6.00%, 10/15/17                                   917                  969

     6.50%, 5/15/16                                    221                  235

     7.00%, 3/15 - 12/15/13                            327                  354

     7.50%, 11/15/12 - 11/15/25                        253                  274

     8.00%, 10/15/23                                   128                  140

    II
     6.00%, 3/20 - 11/20/31                            911                  951

     6.50%, 9/20/32                                    248                  261

    Midget, II
     6.00%, 3/20 - 4/20/33                             397                  414

     TBA, 6.00%, 1/20/22                               300                  313


     TBA, Midget, 5.00%, 12/15/27                    1,000                1,038

                                                                          8,526
  Total U.S. Government
  Mortgage-Backed Securities (Cost $32,332)                              32,850


  U.S. GOVERNMENT OBLIGATIONS/
  AGENCIES  33.2%

  U.S. Government Agency Obligations 11.3%

  Federal Home Loan Bank
     5.125%, 3/6/06                                    400                  433

     5.75%, 5/15/12                                    185                  207

     5.80%, 9/2/08                                   1,000                1,128

  Federal Home Loan Mortgage
     1.75%, 5/15/05                        $         1,000      $         1,003

     5.25%, 2/15/04                                    800                  826

     5.50%, 7/15/06                                    500                  550

     5.75%, 1/15/12                                    300                  336

     6.25%, 7/15/04                                  1,150                1,218

     6.875%, 9/15/1                                    200                  240

     7.00%, 7/15/05                                  1,670                1,859

  Federal National Mortgage Assn.
     5.25%, 8/1/12                                     115                  122

     5.50%, 3/15/11                                    300                  332

     6.00%, 5/15/08 - 5/15/11                          750                  851

     6.25%, 5/15/29                                    775                  882

     6.625%, 10/15/07                                  700                  809

     7.25%, 1/15/10                                    150                  182

                                                                         10,978

  U.S. Treasury Obligations 21.9%

  U.S. Treasury Bonds
     5.25%, 2/15/29                                  1,160                1,221

     5.375%, 2/15/31                                   200                  218

     6.00%, 2/15/26                                    925                1,068

     6.25%, 8/15/23                                  1,660                1,966

     7.25%, 5/15/16                                    700                  902

     9.875%, 11/15/15                                  650                1,005

  U.S. Treasury Notes
  1.625%, 1/31/05                                    1,350                1,355

     2.125%, 8/31/04                                 1,750                1,770

     3.00%, 11/15/07                                   500                  507

     3.50%, 11/15/06                                   665                  693

     4.375%, 8/15/12                                   400                  418

     4.75%, 11/15/08                                 1,259                1,368

     5.00%, 2/15/11                                    250                  274

     5.50%, 2/15/08                                    100                  112

     5.625%, 2/15/06                                   460                  507

     5.75%, 11/15/05 - 8/15/10                       1,260                1,413

     5.875%, 11/15/04                                2,510                2,683

     6.25%, 2/15/07                                    400                  456

     6.50%, 8/15/05 - 2/15/10                        1,610                1,838

     6.625%, 5/15/07                       $           610      $           707

     6.875%, 5/15/06                                   760                  868

                                                                         21,349

  Total U.S. Government
  Obligations/Agencies (Cost $30,706)                                    32,327



  MONEY MARKET FUNDS  9.3%

  T. Rowe Price Reserve
  Investment Fund, 1.30% #                           9,056                9,056

  Total Money Market Funds (Cost $9,056)                                  9,056

  Total Investments in Securities
  108.8% of Net Assets (Cost $101,845)                          $       106,071

  Other Assets Less Liabilities

  Including $13,650 payable for investment
  securities purchased                                                   (8,580)


  NET ASSETS                                                    $        97,491
                                                                ---------------

  Net Assets Consist of:
  Undistributed net investment
  income (loss)                                                 $          (187)

  Undistributed net realized
  gain (loss)                                                               269

  Net unrealized gain (loss)                                              4,226

  Paid-in-capital applicable to
  8,965,844 shares of $0.0001 par
  value capital stock outstanding;
  1,000,000,000 shares authorized                                        93,183


  NET ASSETS                                                    $        97,491
                                                                ---------------


  NET ASSET VALUE PER SHARE                                     $         10.87
                                                                ---------------


#    Seven-day yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $1,347,000 and represents 1.4% of net assets

CMO  Collateralized Mortgage Obligation

MTN  Medium-Term Note

REIT Real Estate Investment Trust

TBA  To Be Announced security was purchased on a forward commitment basis

VR   Variable Rate


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              4/30/03
--------------------------------------------------------------------------------

  Investment Income (Loss)

     Interest income                                       $    1,889

     Investment management and
     administrative expense                                       134

  Net investment income (loss)                                  1,755

  Realized and Unrealized Gain (Loss)
     Net realized gain (loss) on securities                       255

     Change in net unrealized
     gain (loss) on securities                                  1,708

  Net realized and unrealized gain (loss)                       1,963


  INCREASE (DECREASE) IN NET

  ASSETS FROM OPERATIONS                                   $    3,718
                                                           ----------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

     Net investment income (loss)          $         1,755      $         2,887

     Net realized gain (loss)                          255                  299

     Change in net unrealized gain (loss)            1,708                  520

     Increase (decrease) in net
     assets from operations                          3,718                3,706

  Distributions to shareholders
     Net investment income                          (1,939)              (2,957)

     Net realized gain                                (238)                --
     Decrease in net assets
     from distributions                             (2,177)              (2,957)

  Capital share transactions *
     Shares sold                                    28,422               47,295

     Distributions reinvested                        2,031                2,225

     Shares redeemed                               (15,541)             (18,066)

     Redemption fees received                           10                   11

     Increase (decrease) in net assets from capital

     share transactions                             14,922               31,465

  Net Assets
  Increase (decrease) during period                 16,463               32,214

  Beginning of period                               81,028               48,814

  End of period                            $        97,491      $        81,028
                                           ---------------      ---------------


     *Share information
     Shares sold                                     2,643                4,496

     Distributions reinvested                          189                  212

     Shares redeemed                                (1,445)              (1,721)

     Increase (decrease)
     in shares outstanding                           1,387                2,987



The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                April 30, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Redemption Fees
     A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $8,639,000 and $1,797,000, respectively, for the six months ended April 30, 2003. Purchases and sales of U.S. government securities aggregated $77,277,000 and $69,326,000, respectively, for the six months ended April 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

     At April 30, 2003, the cost of investments for federal income tax purposes was $101,845,000. Net unrealized gain aggregated $4,226,000 at period-end, of which $4,260,000 related to appreciated investments and $34,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2003, $19,000 was payable under the agreement.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund's all-inclusive fee agreement. At April 30, 2003, approximately 20.8% of the outstanding shares of the fund were held by college savings plans.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $81,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003